Total
Value Fund [Member] | Retail
Fund Summary Value Fund
Investment Goal
The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types.
The secondary, non-fundamental goal of the Fund is to seek some current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in this Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 147, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 200, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 92.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail - Thornburg Value Fund	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	4.50%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[1]	1.00%	[2]	none
[1]	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail - Thornburg Value Fund		Class A	Class C	Class I
Management Fees		0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.23%	0.34%	0.22%
Total Annual Fund Operating Expenses		1.33%	2.19%	1.07%
Fee Waiver/Expense Reimbursement	[1]			(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.33%	2.19%	0.99%
[1]	Thornburg Investment Management, Inc. ("Thornburg") has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 0.99%. The agreement to waive fees and reimburse expenses may be terminated by the Fund's Trustees at any time, but may not be terminated by Thornburg before February 1, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund's fiscal year if actual expenses fall below the expense cap during that same fiscal year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

Expense Example - Retail - Thornburg Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	579	852	1,146	1,979
Class C	322	685	1,175	2,524
Class I	101	332	582	1,298

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Retail | Thornburg Value Fund | Class C | USD ($)	222	685	1,175	2,524

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.94% of the average value of its portfolio.

Principal Investment Strategies

The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the Fund may own a variety of securities, including foreign equity securities and foreign and domestic debt obligations which, in the opinion of the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), offer prospects for meeting the Fund’s investment goals.

Thornburg intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks the Fund categorizes as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these issues are value priced. The relative proportions of securities invested in each of those categories will vary over time. The Fund seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of the Fund’s selection criteria, may consider both current and projected measures. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

•profitability

•price/earnings ratio

•price/book value ratio

•price/cash flow ratio

•debt/capital ratio

•dividend characteristics

•security and consistency of revenues

•EV (enterprise value)/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio

•undervalued assets

•earnings growth potential

•industry growth characteristics

•industry leadership

•franchise value

•potential for favorable developments

•EBIT (earnings before interest and taxes)/interest expense ratio

The Fund categorizes its equity investments in the following three categories:

Basic Value: Companies generally operating in mature industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents the opinion of the advisor concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that the advisor had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt obligations may be considered for investment if Thornburg believes them to be more attractive than equity alternatives, or to manage risk. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 123.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Value Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the S&P 500 Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2019. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns - Class A Shares

	Total Returns	Quarter ended
Highest Quarterly Results	30.04%	6-30-09
Lowest Quarterly Results	(22.49)%	9-30-11

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-19)
Average Annual Total Returns - Retail - Thornburg Value Fund	1 Year	5 Years	10 Years
Class A	23.08%	8.61%	9.41%
Class A | Return After Taxes on Distributions	22.90%	8.45%	9.29%
Class A | Return After Taxes on Distributions and Sales of Fund Shares	13.66%	6.72%	7.69%
Class C	26.83%	8.76%	9.06%
Class I	29.32%	10.02%	10.33%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

The performance information shown above may include gains attributable to the Fund’s investments in shares of companies through initial public offerings (“IPOs”). There can be no assurance that the Fund will have continued access to profitable IPOs and, as the Fund’s assets grow, the impact of the Fund’s investment in IPOs on the performance of the Fund may decline.